Accumulated other comprehensive income/(loss) (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,499	$ (3,716)	$ 1,499	$ 1,702	$ (3,140)
Other comprehensive income		14	2	(1)	11
Ending balance	1,499	1,499	1,702	2,983	(3,716)
Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,809)		(3,809)
Ending balance		(3,809)
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(15)	0	2	(26)
Other comprehensive income from continuing operations		1
Other comprehensive loss from discontinued operations		(3)
Recycling of accumulated other comprehensive loss on sale of PES		16
Reset accumulated other comprehensive loss	1
Other comprehensive income			2	(1)
Ending balance	0	0	2	1	(15)
Accumulated other comprehensive income/(loss) | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)		(1)
Ending balance		(1)
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(2)	0	2
Other comprehensive income from continuing operations		1
Other comprehensive loss from discontinued operations		0
Recycling of accumulated other comprehensive loss on sale of PES		0
Reset accumulated other comprehensive loss	1
Other comprehensive income			2	(1)
Ending balance	0	0	2	1	(2)
Actuarial gain/(loss) relating to pension | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)		(1)
Ending balance		(1)
Share in unrealized losses from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(19)	0	0
Other comprehensive income from continuing operations		0
Other comprehensive loss from discontinued operations		(2)
Recycling of accumulated other comprehensive loss on sale of PES		21
Reset accumulated other comprehensive loss	0
Other comprehensive income			0	0
Ending balance	0	0	0	0	(19)
Share in unrealized losses from associated companies | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		0
Ending balance		0
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	6	0	0
Other comprehensive income from continuing operations		0
Other comprehensive loss from discontinued operations		(1)
Recycling of accumulated other comprehensive loss on sale of PES		(5)
Reset accumulated other comprehensive loss	0
Other comprehensive income			0	0
Ending balance	0	0	0	$ 0	$ 6
Change in debt component on Archer facility | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 0		$ 0
Ending balance		$ 0